UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,Nebraska

 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  10/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares				Value
	COMMON STOCK - 17.6%
	AEROSPACE/DEFENSE - 0.1%
1,030	United Technologies Corp.			$ 63,294

	AGRICULTURE - 1.2%
4,970	Altria Group, Inc.			90,007
2,120	Archer-Daniels-Midland Co.			63,854
1,986	British American Tobacco PLC			127,561
1,200	Lorillard, Inc.			93,264
1,910	Philip Morris International, Inc.			90,458
				465,144
	BANKS - 0.2%
1,300	Royal Bank of Canada			65,520

	BEVERAGES - 1.4%
2,675	Coca-Cola Co.			142,604
1,999	Diageo PLC			129,975
2,710	Molson Coors Brewing Co.			132,709
2,276	PepsiCo, Inc.			137,812
				543,100
	COAL - 0.3%
5,616	Natural Resource Partners LP			122,934

	COMPUTERS - 0.4%
429	Apple, Inc. *			80,867
3,900	EMC Corp *			64,233
				145,100
	COSMETICS/PERSONAL CARE - 0.3%
2,345	Procter & Gamble Co.			136,010

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
3,300	Charles Schwab Corp.			57,222
3,267	Eaton Vance Corp.			92,750
				149,972
	ELECTRIC - 0.9%
2,370	Exelon Corp.			111,295
8,813	Pike Electric Corp. *			110,603
3,760	Southern Co.			117,274
				339,172
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
1,700	Emerson Electric Co.			64,175

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares				Value
	ELECTRONICS - 0.3%
1,786	Itron, Inc. *			$ 107,231

	ENTERTAINMENT - 0.1%
9,900	Lions Gate Entertainment Corp. *			51,381

	ENVIRONMENTAL CONTROL - 0.4%
5,330	American Ecology Corp.			88,585
10,605	EnergySolutions, Inc.			88,446
				177,031
	FOOD - 0.2%
3,630	Sysco Corp.			96,014

	HEALTHCARE-PRODUCTS - 0.8%
1,861	Becton Dickinson and Co.			127,218
3,633	CareFusion Corp. *			81,270
2,175	Johnson & Johnson			128,434
				336,922
	HEALTHCARE-SERVICES - 0.7%
1,830	DaVita, Inc. *			97,045
1,700	Humana, Inc. *			63,886
2,000	UnitedHealth Group, Inc.			51,900
1,100	WellPoint, Inc. *			51,436
				264,267
	HOLDING COMPANIES - 0.2%
7,020	Compass Diversified Holdings			71,815

	HOUSEHOLD PRODUCTS - 0.2%
1,240	Clorox Co.			73,445

	INSURANCE - 1.3%
111	Berkshire Hathaway, Inc. *			364,413
1,220	Chubb Corp.			59,194
4,050	Cincinnati Financial Corp.			102,708
				526,315
	MEDIA - 0.2%
5,870	Comcast Corp.			85,115

	MINING - 0.2%
1,500	Newmont Mining Corp.			65,190

	MISCELLANEOUS MANUFACTURING - 0.3%
1,173	Siemens AG			105,593

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares				Value
	OIL & GAS - 1.2%
1,882	BP PLC - ADR			$ 106,559
1,540	Chevron Corp.			117,872
1,090	Noble Energy, Inc.			71,537
1,818	Royal Dutch Shell PLC			105,735
2,340	Sunoco, Inc.			72,072
				473,775
	PHARMACEUTICALS - 1.0%
1,970	Abbott Laboratories			99,623
5,237	Cardinal Health, Inc.			148,417
2,753	Novartis AG			143,018
				391,058
	REAL ESTATE - 0.2%
4,694	Brookfield Asset Management, Inc.			98,105

	REITS - 2.3%
23,088	Invesco Mortgage Capital, Inc.			460,375
25,279	Pennymac Mortgage Investment Trust *			465,383
				925,758
	RETAIL - 1.3%
3,742	McDonald's Corp.			219,319
2,900	Wal-Mart Stores, Inc.			144,072
3,999	Walgreen Co.			151,282
				514,673
	SEMICONDUCTORS - 0.2%
3,580	Microchip Technology, Inc.			85,777

	TELECOMMUNICATIONS - 0.7%
2,660	AT&T, Inc.			68,282
1,900	CenturyTel, Inc.			61,674
1,700	Harris Corp.			70,924
2,180	Verizon Communications, Inc.			64,506
				265,386
	TRANSPORTATION - 0.5%
1,660	Overseas Shipholding Group, Inc.			65,155
4,230	Tsakos Energy Navigation Ltd.			65,650
980	Union Pacific Corp.			54,037
				184,842

	TOTAL COMMON STOCK ( Cost - $6,646,582)			6,994,114

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 30.4%
	COMMODITY FUND - 5.5%
21,130	ELEMENTS Linked to the S&P Commodity Trends Indicator - Total Return *			$ 194,396
1,970	ETFS Gold Trust *			205,964
21,590	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *			608,838
54,880	iPath Dow Jones-UBS Natural Gas Subindex Total Return ETN *			762,832
13,179	iShares Silver Trust *			211,787
1,968	SPDR Gold Trust *			201,720
				2,185,537
	CURRENCY FUND - 1.9%
3,880	CurrencyShares Swiss Franc Trust			376,709
17,200	WisdomTree Dreyfus Emerging Currency Fund *			373,584
				750,293
	DEBT FUND - 4.2%
37,300	PowerShares VRDO Tax Free Weekly Portfolio			932,500
32,800	SPDR Barclays Capital California Municipal Bond ETF			733,408
				1,665,908
	EMERGING MARKETS FUND - 7.3%
8,720	iShares MSCI South Korea Index Fund			373,914
5,040	Market Vectors Brazil Small-Cap ETF *			208,606
6,831	Market Vectors Vietnam ETF *			194,957
13,420	PowerShares MENA Frontier Countries Portfolio *			195,261
1,440	SPDR S&P Emerging Asia Pacific ETF			95,875
15,540	Vanguard Emerging Markets ETF			584,304
14,640	WisdomTree Emerging Markets Equity Income Fund			663,778
14,780	WisdomTree Emerging Markets SmallCap Dividend Fund			576,124
				2,892,819
	ENERGY FUND - 3.0%
2,200	iShares S&P Global Nuclear Energy Index Fund			86,680
40,210	JPMorgan Alerian MLP Index ETN			1,034,603
3,900	Market Vectors - Nuclear Energy ETF *			87,555
				1,208,838
	GROWTH & INCOME FUND - 1.3%
12,048	SPDR S&P Dividend ETF			524,088

	INTERNATIONAL FUND - 6.4%
14,893	iShares MSCI ACWI Index Fund			590,507
25,240	iShares MSCI EAFE Index Fund			1,345,292
14,470	Vanguard Total World Stock Index Fund			591,823
				2,527,622
	SPECIALTY FUNDS - 0.8%
7,130	SPDR S&P Biotech ETF			333,256

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $11,808,432)			12,088,361

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares				Value
	MUTUAL FUNDS - 37.3%
	ASSET ALLOCATION FUND - 11.3%
36,910	Financial Trends Strategy Fund *			$ 1,107,298
179,144	PIMCO Global Multi-Asset Fund			2,018,952
50,596	Rydex Managed Futures Strategy Fund			1,363,052
				4,489,302
	COMMODITY FUND - 4.2%
6,709	Direxion Commodity Trends Strategy Fund			193,282
61,350	Rydex Series - Long/Short Commodities Strategy Fund *			1,485,274
				1,678,556
	CONVERTIBLE SECURITIES FUND - 0.1%
4,383	Vanguard Convertible Securities Fund			51,584

	DEBT FUND - 10.3%
125,324	PIMCO Global Advantage Strategy Bond Fund			1,422,425
130,204	PIMCO Total Return Fund			1,424,434
120,000	Third Avenue Focused Credit Fund *			1,231,200
				4,078,059
	MARKET NEUTRAL FUND - 5.1%
131,914	Merger Fund/The			2,028,841

	GROWTH FUNDS - 3.0%
92,521	Hussman Strategic Growth Fund			1,199,075

	INTERNATIONAL FUND - 3.3%
51,417	Matthews Asia Pacific Equity Income Fund			586,664
4,144	Matthews China Fund			97,353
51,696	Oakmark International Small Cap Fund			603,814
				1,287,831

	TOTAL MUTUAL FUNDS ( Cost - $14,543,516)			14,813,248

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Principal Amount		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 10.3%
	AGRICULTURE - 0.3%
$ 99,000	Reynolds American Inc.	7.250	6/1/2012	$ 106,684

	BANKS - 7.6%
57,000	Bank of America Corp.	5.375	8/15/2011	60,138
20,000	GMAC, Inc.	5.850	2/15/2010	19,695
55,000	GMAC, Inc.	6.050	3/15/2010	53,935
78,000	GMAC, Inc.	7.000	10/15/2011	69,441
990,000	GMAC, Inc.	7.250	3/2/2011	972,675
1,821,000	GMAC, Inc.	7.750	1/19/2010	1,825,553
				3,001,437
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
57,000	Ford Motor Credit Co. LLC	5.650	7/20/2011	54,262
101,000	Ford Motor Credit Co. LLC	5.750	3/22/2010	100,083
100,000	Ford Motor Credit Co. LLC	5.850	7/20/2010	98,454
500,000	Ford Motor Credit Co. LLC	7.375	2/1/2011	500,625
70,000	Jefferies Group, Inc.	7.750	3/15/2012	75,121
60,000	Jefferies Group, Inc.	8.500	7/15/2019	64,490
18,000	Textron Financial, Corp.	6.000	11/20/2009	17,933
				910,968
	RETAIL - 0.1%
60,000	Best Buy Co., Inc.	6.750	7/15/2013	64,654

	TOTAL BONDS & NOTES ( Cost - $4,001,008)			4,083,743

Shares
	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
1,673,538	Goldman Sachs Financial Square Funds - Prime Obligations Fund			1,673,538
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,673,538)

	TOTAL INVESTMENTS - 99.8% ( Cost - $38,673,077)			$ 39,653,004
	OTHER ASSETS LESS LIABILITIES - 0.2%			55,816
	NET ASSETS - 100.0%			$ 39,708,820

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2009
ADR - American Depository Receipt
ETN - Exchange Traded Note
ETF - Exchange Traded Fund
MLP - Master Limited Partnership

Represents cost for financial reporting purposes. The cost for Federal income tax purposes was substantially the same.
At October 31, 2009 net unrealized appreciation for all securities was $979,927. This consists of aggregate gross unrealized appreciation of $1,247,413 and aggregate gross unrealized depreciation of $(267,486).

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	6,994,114			6,994,114
Mutual Funds	14,813,248			14,813,248
Exchange Traded Funds	12,088,361			12,088,361
Bonds & Notes		4,083,743		4,083,743
Money Market Funds	1,673,538			1,673,538
Total	35,569,261	4,083,743	-	39,653,004

The Fund did not hold any Level 3 securities during the period.
*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/28/09